Warrant liabilities - Additional information (Details) - Public Warrants	12 Months Ended
Dec. 31, 2024 $ / shares shares
Warrants
Number of shares entitled per public warrant | shares	0.1
Number of warrants required to be exercised for holder to receive one share | shares	10
Total exercise price of warrants to receive one share	$ 115
Redemption price	0.1
Trigger price	$ 180
Number of days entity's shares must trade	20 days
Trading period measured to determine	30 days